STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash, cash equivalents and restricted cash	$ 15,810	$ 15,174
Investment securities (Note 3)	7,609	12,297
Current receivables (Note 4)	14,831	12,579
Inventories, including deferred inventory costs (Note 5)	14,891	13,539
Current contract assets (Note 8)	2,467	4,429
All other current assets (Note 9)	1,400	1,871
Assets of businesses held for sale (Note 2)	1,374	0
Current assets	58,384	59,889
Investment securities (Note 3)	36,027	42,177
Property, plant and equipment – net (Note 6)	12,192	13,326
Goodwill (Note 7)	12,999	13,303
Other intangible assets – net (Note 7)	6,105	7,483
Contract and other deferred assets (Note 8)	5,776	5,940
All other assets (Note 9)	15,477	21,284
Deferred income taxes (Note 15)	10,001	10,569
Assets of discontinued operations (Note 2)	31,890	31,406
Total assets	188,851	205,378
Short-term borrowings (Note 10)	3,739	4,333
Accounts payable and equipment project payables (Note 11)	15,399	13,527
Progress collections and deferred income (Note 8)	16,216	15,514
All other current liabilities (Note 14)	12,130	11,896
Liabilities of businesses held for sale (Note 2)	1,944	0
Current liabilities	49,428	45,270
Deferred income (Note 8)	1,409	1,397
Long-term borrowings (Note 10)	20,320	30,781
Insurance liabilities and annuity benefits (Note 12)	36,845	51,570
Non-current compensation and benefits	10,400	13,720
All other liabilities (Note 14)	11,063	11,853
Liabilities of discontinued operations (Note 2)	24,474	17,442
Total liabilities	153,938	172,032
Preferred stock (Note 16)	6	6
Common stock (Note 16)	15	15
Accumulated other comprehensive income (loss) – net attributable to GE (Note 16)	(2,272)	(4,860)
Other capital	34,173	34,691
Retained earnings	82,983	83,286
Less common stock held in treasury	(81,209)	(81,093)
Total GE shareholders’ equity	33,696	32,044
Noncontrolling interests	1,216	1,302
Total equity	34,912	33,346
Total liabilities and equity	$ 188,851	$ 205,378